ACQUISITION OF BUSINESSES - Industrial Operations - BRK Ambiental (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 25, 2017	May 30, 2017	Dec. 31, 2017	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill			$ 1,554,000,000	$ 2,411,000,000
BRK Ambiental
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	12.50%
Industrial operations
Disclosure of detailed information about business combination [line items]
Goodwill			186,000,000	$ 345,000,000
Industrial operations | BRK Ambiental
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	27.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 0
Restricted cash and cash equivalents			35,000,000
Restricted Cash And Cash Equivalents, Release Period	5 years
Acquisition-related costs	$ 11,000,000
Goodwill	3,000,000
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date			132,000,000
Profit (loss) of acquiree since acquisition date			5,000,000
Revenue of acquiree as if combination occurred at beginning of period			199,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period			$ 17,000,000
Industrial operations | BRK Ambiental - Ativos Maduros S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	87.50%
Industrial operations | Brookfield Business Partners L.P. and Institutional Investors | BRK Ambiental
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%